Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis $ in Thousands	Jun. 30, 2021 USD ($)
Assets:
Investments held in trust account	$ 276,046,127
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant Liability – Public Warrants	16,974,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Investments held in trust account	276,046,127
Fair Value, Inputs, Level 3
Liabilities:
Warrant Liability – Private Placement Warrants	$ 8,942,100